CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 18,724,190	$ 73,686,733	$ 2,195,954
Cost of revenue	(17,178,241)	(72,532,882)	(958,438)
Gross profit	1,545,949	1,153,851	1,237,516
Operating expenses:
Selling		(7,677)	(159,937)
Research and development	(3,168,397)	(2,570,158)	(2,734,982)
General and administrative expenses	(2,834,635)	(13,766,487)	(6,224,674)
Impairment loss		(13,693,305)	(33,397)
Total operating expenses	(6,003,032)	(30,037,627)	(9,152,990)
Loss from operations	(4,457,083)	(28,883,776)	(7,915,474)
Other income (expense)
Interest income	18	7	374
Interest expense	(183,956)	(222,057)	(133,882)
Other finance expenses	(3,198,292)	(62,025)	(15,264)
Loss on investment write-off	(1,685,322)
Other (expense) income, net	(148)	66,205	39,080
Total other expense, net	(5,067,700)	(217,870)	(109,692)
Loss from Continuing Operations before income taxes	(9,524,783)	(29,101,646)	(8,025,166)
Provision for income taxes		(6,081)	(1,097,888)
Loss from continuing operations	(9,524,783)	(29,107,727)	(9,123,054)
Discontinued Operations (Note 20)
Gain on disposal of discontinued operations		7,389,310
Loss from discontinued operations			(282,027)
Net Loss	(9,524,783)	(21,718,417)	(9,405,081)
Less: Net loss attributable to non-controlling interest		(2,420,399)	(40,025)
Net Loss attributable to Blue Hat Interactive Entertainment Technology	(9,524,783)	(19,298,018)	(9,365,056)
Other comprehensive loss
Net loss from continued operations	(9,524,783)	(29,107,727)	(9,123,054)
Foreign currency translation adjustment continued operation	9,316	(199,032)	(1,883,571)
Comprehensive loss - continued operation	(9,515,467)	(29,306,759)	(11,006,625)
Income (loss) from discontinued operation		7,389,310	(282,027)
Foreign currency translation adjustment - discontinued operation		263,285	258,828
Comprehensive income (Loss) - discontinued operation		7,652,595	(23,199)
Comprehensive loss	(9,515,467)	(21,654,164)	(11,029,824)
Comprehensive loss attributable to Blue Hat Interactive Entertainment shareholders	$ (9,515,467)	$ (19,233,765)	$ (10,989,799)
Weighted average number of ordinary shares
Basic	584,806	297,230	76,395
Diluted	597,229	309,753	85,652
Earnings per share
Basic loss per share from continued operation	$ (16.29)	$ (97.93)	$ (119.42)
Basic earnings per share from discontinued operation		24.86	(3.69)
Diluted Earnings per share:
Diluted loss per share from continued operation	(16.29)	(97.93)	(119.42)
Diluted earnings per share from discontinued operation		$ 24.86	$ (3.69)